COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
Collateralized Financings [Abstract]
Schedule of fair values of client margin asset and security borrowings that were available to utilize as collateral

The following table summarizes the amounts related to collateralized transactions as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	US$	US$
Total client margin asset	3,317,028,071	5,760,418,260

Fulfillment of client margin financings	68,484,571	46,720,095
Fulfillment of client short sales	35,430,753	58,876,336
Securities lending to other brokers	923,830,433	1,330,623,661
Total collateral repledged	1,027,745,757	1,436,220,092